ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 6,064		$ 4,038	$ 3,084
Other comprehensive income (loss)		(388)		109	133
Ownership changes		1,780	[1]		(148)	[2]
Unit issuance / reorganization	[3]				265
Ending balance		6,494		6,064	4,038
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,585		1,206	0
Other comprehensive income (loss)		(73)		29	(8)
Ownership changes		111	[1]		3	[2]
Unit issuance / reorganization	[3]				1,022
Ending balance		$ 1,548		$ 1,585	$ 1,206
Number of shares issued (in shares)		66,185,798		66,185,798	51,845,298
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)		63,095,497		63,095,497	56,150,497.00
Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 0		$ 0	$ 1,787
Other comprehensive income (loss)					50
Unit issuance / reorganization	[3]				(1,867)
Ending balance		$ 0		$ 0	$ 0
Number of shares issued (in shares)		4		4	4
Equity attributable to owners of parent and special limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)		8
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (111)		$ (148)	$ 0
Other comprehensive income (loss)		(71)		37	(21)
Ownership changes		0			0
Unit issuance / reorganization					(127)
Ending balance		(182)		(111)	(148)
Foreign currency translation | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(165)		(205)	0
Other comprehensive income (loss)		(67)		40	(24)
Ownership changes		0			0
Unit issuance / reorganization					(181)
Ending balance		(232)		(165)	(205)
Foreign currency translation | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				0	(358)
Other comprehensive income (loss)					53
Ownership changes					(3)
Unit issuance / reorganization					308
Ending balance					0
Fair value through OCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		6		4	0
Other comprehensive income (loss)		3		2	13
Ownership changes		0			0
Unit issuance / reorganization					(9)
Ending balance		9		6	4
Fair value through OCI | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		4		2	0
Other comprehensive income (loss)		3		2	15
Ownership changes		0			0
Unit issuance / reorganization					(13)
Ending balance		7		4	2
Fair value through OCI | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				0	(35)
Other comprehensive income (loss)					13
Ownership changes					0
Unit issuance / reorganization					22
Ending balance					0
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(7)		3	0
Other comprehensive income (loss)		(5)		(10)	0
Ownership changes		(1)			(2)
Unit issuance / reorganization					5
Ending balance		(13)		(7)	3
Other | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(4)		6	0
Other comprehensive income (loss)		(5)		(10)	1
Ownership changes		(1)			(2)
Unit issuance / reorganization					7
Ending balance		(10)		(4)	6
Other | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				0	33
Other comprehensive income (loss)					(16)
Ownership changes					(5)
Unit issuance / reorganization					(12)
Ending balance					0
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4]	(112)		(141)	0
Other comprehensive income (loss)	[4]	(73)		29	(8)
Ownership changes	[4]	(1)	[1]		(2)	[2]
Unit issuance / reorganization	[3],[4]				(131)
Ending balance	[4]	(186)		(112)	(141)
Accumulated other comprehensive income (loss) | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(165)		(197)	0
Other comprehensive income (loss)		(69)		32	(8)
Ownership changes		(1)			(2)
Unit issuance / reorganization					(187)
Ending balance		(235)		(165)	(197)
Accumulated other comprehensive income (loss) | Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[4]	0		0	(360)
Other comprehensive income (loss)	[4]				50
Ownership changes					(8)
Unit issuance / reorganization	[3],[4]				318
Ending balance	[4]	$ 0		$ 0	$ 0

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 14 for additional information on ownership changes as it relates to interest of others in operating subsidiaries
[3]	See Note 1(b) and 2(b) for details regarding the spin-off and reorganization.
[4]	See Note 20 for additional information.